Insurance service expenses and other expenditure - Staff and employment costs (Details)	12 Months Ended
	Dec. 31, 2025 USD ($) employee	Dec. 31, 2024 USD ($) employee	Dec. 31, 2023 USD ($) employee
Costs of employment
Wages and salaries	$ 1,228,000,000	$ 1,119,000,000	$ 1,079,000,000
Social security costs	38,000,000	37,000,000	37,000,000
Defined contribution pension schemes	57,000,000	54,000,000	46,000,000
Total Group	$ 1,323,000,000	$ 1,210,000,000	$ 1,162,000,000
Total Group	15,338	15,412	15,030
Asia and Africa
Costs of employment
Total Group	14,770	14,851	14,479
Number of commission based sales staff | employee	634	702	621
Head office function
Costs of employment
Total Group	568	561	551